Retirement and Severance Benefits (Schedule of Projected Benefit Obligations (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Projected benefit obligations	¥ 2,135,047	¥ 2,094,302
Fair value of plan assets	1,635,656	1,649,951
Accumulated benefit obligations	2,078,759	2,035,647
Fair value of plan assets	¥ 1,632,963	¥ 1,649,951